Share Capital and Reserves - Summary of Number of Shares (Detail) - Options	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Options exercised during the year	796,944	1,589,335	2,223,574
Satisfied by reissue of treasury shares [member]
Disclosure of classes of share capital [line items]
Options exercised during the year	300,283		13,936
Satisfied by issue of new shares [member]
Disclosure of classes of share capital [line items]
Options exercised during the year	496,661	1,589,335	2,209,638